Stock Options (Details) - $ / shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Quantity	84,900	161,600
Exercise price	$ 5.41	$ 11.66
Life (Years)	5 years	5 years
Stock Options 1
Quantity	3,400	33,333
Exercise price	$ 4.80	$ 16.50
Life (Years)	5 years	5 years
Stock Options 2
Quantity	12,000	2,000
Exercise price	$ 5.04	$ 12.90
Life (Years)	5 years	5 years
Stock Options 3
Quantity	43,500	18,333
Exercise price	$ 5.31	$ 14.10
Life (Years)	5 years	5 years
Stock Options 4
Quantity	26,000	84,600
Exercise price	$ 5.83	$ 9.60
Life (Years)	5 years	5 years
Stock Options 5
Quantity		23,334
Exercise price		$ 10.20
Life (Years)		5 years